Document and Entity Information	Nov. 08, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	ION GEOPHYSICAL CORP
Entity Central Index Key	0000866609
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Amendment Flag	false
Entity Emerging Growth Company	false